Employees and Personnel Costs - Gender Distribution (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Board
Employees and Personnel Costs
Percentage of women	67.00%	60.00%	60.00%
Percentage of men	33.00%	40.00%	40.00%
Executive management
Employees and Personnel Costs
Percentage of women	38.00%	33.00%	33.00%
Percentage of men	62.00%	67.00%	67.00%